Assets and liabilities held for sale - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	€ 14